Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2021-C60
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2021-C60

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra		A.J. Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards,15th Floor | New York, NY 10001
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Balances	8		Association
Current Mortgage Loan and Property Stratification	9-13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19	Representations Reviewer
Principal Prepayment Detail	20		Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95003DBA5	0.733000%	17,659,000.00	17,048,834.47	199,027.95	10,414.00	0.00	0.00	209,441.95	16,849,806.52	97.75%	97.64%
A-2	95003DBB3	2.042000%	45,569,000.00	45,569,000.00	0.00	77,543.25	0.00	0.00	77,543.25	45,569,000.00	91.65%	91.55%
A-SB	95003DBR8	2.130000%	24,458,000.00	24,458,000.00	0.00	43,412.95	0.00	0.00	43,412.95	24,458,000.00	88.38%	88.29%
A-3	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00	72.20%	72.12%
A-4	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.74	0.00	0.00	615,471.74	315,357,000.00	30.03%	30.00%
A-S	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00	22.27%	22.25%
B	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00	17.64%	17.63%
C	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00	13.76%	13.75%
D	95003DAC2	2.500000%	11,192,000.00	11,192,000.00	0.00	23,316.67	0.00	0.00	23,316.67	11,192,000.00	12.27%	12.26%
E-RR	95003DAF5	3.871253%	14,074,000.00	14,074,000.00	0.00	45,403.35	0.00	0.00	45,403.35	14,074,000.00	10.39%	10.38%
F-RR	95003DAH1	3.871253%	17,780,000.00	17,780,000.00	0.00	57,359.07	0.00	0.00	57,359.07	17,780,000.00	8.01%	8.00%
G-RR	95003DAK4	3.871253%	9,358,000.00	9,358,000.00	0.00	30,189.32	0.00	0.00	30,189.32	9,358,000.00	6.76%	6.75%
H-RR	95003DAM0	3.871253%	9,358,000.00	9,358,000.00	0.00	30,189.32	0.00	0.00	30,189.32	9,358,000.00	5.51%	5.50%
J-RR	95003DAP3	3.871253%	7,486,000.00	7,486,000.00	0.00	24,150.17	0.00	0.00	24,150.17	7,486,000.00	4.50%	4.50%
K-RR	95003DAR9	3.871253%	8,422,000.00	8,422,000.00	0.00	27,169.75	0.00	0.00	27,169.75	8,422,000.00	3.38%	3.38%
L-RR	95003DAT5	3.871253%	11,230,000.00	11,230,000.00	0.00	36,228.48	0.00	0.00	36,228.48	11,230,000.00	1.88%	1.88%
M-RR*	95003DAV0	3.871253%	14,037,042.00	14,037,042.00	0.00	45,284.12	0.00	0.00	45,284.12	14,037,042.00	0.00%	0.00%
R	95003DAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95003DAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			748,633,042.00	748,022,876.47	199,027.95	1,542,055.77	0.00	0.00	1,741,083.72	747,823,848.52

Notional Certificates
X-A	95003DBP2	1.682642%	524,043,000.00	523,432,834.47	0.00	733,958.18	0.00	0.00	733,958.18	523,233,806.52
X-B	95003DBQ0	1.226622%	121,653,000.00	121,653,000.00	0.00	124,351.92	0.00	0.00	124,351.92	121,653,000.00
X-D	95003DAA6	1.371253%	11,192,000.00	11,192,000.00	0.00	12,789.22	0.00	0.00	12,789.22	11,192,000.00
Notional SubTotal			656,888,000.00	656,277,834.47	0.00	871,099.32	0.00	0.00	871,099.32	656,078,806.52

Deal Distribution Total					199,027.95	2,413,155.09	0.00	0.00	2,612,183.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003DBA5	965.44733394	11.27062404	0.58972762	0.00000000	0.00000000	0.00000000	0.00000000	11.86035166	954.17670989
A-2	95003DBB3	1,000.00000000	0.00000000	1.70166670	0.00000000	0.00000000	0.00000000	0.00000000	1.70166670	1,000.00000000
A-SB	95003DBR8	1,000.00000000	0.00000000	1.77500000	0.00000000	0.00000000	0.00000000	0.00000000	1.77500000	1,000.00000000
A-3	95003DBD9	1,000.00000000	0.00000000	1.71750000	0.00000000	0.00000000	0.00000000	0.00000000	1.71750000	1,000.00000000
A-4	95003DBJ6	1,000.00000000	0.00000000	1.95166665	0.00000000	0.00000000	0.00000000	0.00000000	1.95166665	1,000.00000000
A-S	95003DCG1	1,000.00000000	0.00000000	2.12250004	0.00000000	0.00000000	0.00000000	0.00000000	2.12250004	1,000.00000000
B	95003DBW7	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
C	95003DCB2	1,000.00000000	0.00000000	2.28166667	0.00000000	0.00000000	0.00000000	0.00000000	2.28166667	1,000.00000000
D	95003DAC2	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
E-RR	95003DAF5	1,000.00000000	0.00000000	3.22604448	0.00000000	0.00000000	0.00000000	0.00000000	3.22604448	1,000.00000000
F-RR	95003DAH1	1,000.00000000	0.00000000	3.22604443	0.00000000	0.00000000	0.00000000	0.00000000	3.22604443	1,000.00000000
G-RR	95003DAK4	1,000.00000000	0.00000000	3.22604403	0.00000000	0.00000000	0.00000000	0.00000000	3.22604403	1,000.00000000
H-RR	95003DAM0	1,000.00000000	0.00000000	3.22604403	0.00000000	0.00000000	0.00000000	0.00000000	3.22604403	1,000.00000000
J-RR	95003DAP3	1,000.00000000	0.00000000	3.22604462	0.00000000	0.00000000	0.00000000	0.00000000	3.22604462	1,000.00000000
K-RR	95003DAR9	1,000.00000000	0.00000000	3.22604488	0.00000000	0.00000000	0.00000000	0.00000000	3.22604488	1,000.00000000
L-RR	95003DAT5	1,000.00000000	0.00000000	3.22604452	0.00000000	0.00000000	0.00000000	0.00000000	3.22604452	1,000.00000000
M-RR	95003DAV0	1,000.00000000	0.00000000	3.22604435	0.00000000	0.00000000	0.00000000	0.00000000	3.22604435	1,000.00000000
R	95003DAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95003DAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003DBP2	998.83565751	0.00000000	1.40056862	0.00000000	0.00000000	0.00000000	0.00000000	1.40056862	998.45586435
X-B	95003DBQ0	1,000.00000000	0.00000000	1.02218540	0.00000000	0.00000000	0.00000000	0.00000000	1.02218540	1,000.00000000
X-D	95003DAA6	1,000.00000000	0.00000000	1.14271086	0.00000000	0.00000000	0.00000000	0.00000000	1.14271086	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	10,414.00	0.00	10,414.00	0.00	0.00	0.00	10,414.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	77,543.25	0.00	77,543.25	0.00	0.00	0.00	77,543.25	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	43,412.95	0.00	43,412.95	0.00	0.00	0.00	43,412.95	0.00
A-3	10/01/21 - 10/30/21	30	0.00	207,817.50	0.00	207,817.50	0.00	0.00	0.00	207,817.50	0.00
A-4	10/01/21 - 10/30/21	30	0.00	615,471.75	0.00	615,471.75	0.00	0.00	0.00	615,471.74	0.00
X-A	10/01/21 - 10/30/21	30	0.00	733,958.18	0.00	733,958.18	0.00	0.00	0.00	733,958.18	0.00
X-B	10/01/21 - 10/30/21	30	0.00	124,351.92	0.00	124,351.92	0.00	0.00	0.00	124,351.92	0.00
A-S	10/01/21 - 10/30/21	30	0.00	123,145.33	0.00	123,145.33	0.00	0.00	0.00	123,145.33	0.00
B	10/01/21 - 10/30/21	30	0.00	78,769.60	0.00	78,769.60	0.00	0.00	0.00	78,769.60	0.00
C	10/01/21 - 10/30/21	30	0.00	66,191.15	0.00	66,191.15	0.00	0.00	0.00	66,191.15	0.00
X-D	10/01/21 - 10/30/21	30	0.00	12,789.22	0.00	12,789.22	0.00	0.00	0.00	12,789.22	0.00
D	10/01/21 - 10/30/21	30	0.00	23,316.67	0.00	23,316.67	0.00	0.00	0.00	23,316.67	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	45,403.35	0.00	45,403.35	0.00	0.00	0.00	45,403.35	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	57,359.07	0.00	57,359.07	0.00	0.00	0.00	57,359.07	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	30,189.32	0.00	30,189.32	0.00	0.00	0.00	30,189.32	0.00
H-RR	10/01/21 - 10/30/21	30	0.00	30,189.32	0.00	30,189.32	0.00	0.00	0.00	30,189.32	0.00
J-RR	10/01/21 - 10/30/21	30	0.00	24,150.17	0.00	24,150.17	0.00	0.00	0.00	24,150.17	0.00
K-RR	10/01/21 - 10/30/21	30	0.00	27,169.75	0.00	27,169.75	0.00	0.00	0.00	27,169.75	0.00
L-RR	10/01/21 - 10/30/21	30	0.00	36,228.48	0.00	36,228.48	0.00	0.00	0.00	36,228.48	0.00
M-RR	10/01/21 - 10/30/21	30	0.00	45,284.12	0.00	45,284.12	0.00	0.00	0.00	45,284.12	0.00
Totals			0.00	2,413,155.10	0.00	2,413,155.10	0.00	0.00	0.00	2,413,155.09	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (EC)	95003DBD9	2.061000%	121,000,000.00	121,000,000.00	0.00	207,817.50	0.00	0.00	207,817.50	121,000,000.00
A-4 (EC)	95003DBJ6	2.342000%	315,357,000.00	315,357,000.00	0.00	615,471.74	0.00	0.00	615,471.74	315,357,000.00
A-S (EC)	95003DCG1	2.547000%	58,019,000.00	58,019,000.00	0.00	123,145.33	0.00	0.00	123,145.33	58,019,000.00
B (EC)	95003DBW7	2.730000%	34,624,000.00	34,624,000.00	0.00	78,769.60	0.00	0.00	78,769.60	34,624,000.00
C (EC)	95003DCB2	2.738000%	29,010,000.00	29,010,000.00	0.00	66,191.15	0.00	0.00	66,191.15	29,010,000.00
Regular Interest Total			558,010,000.00	558,010,000.00	0.00	1,091,395.32	0.00	0.00	1,091,395.32	558,010,000.00

Exchangeable Certificate Details
A-3-1	95003DBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003DBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003DBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003DBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95003DBK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003DBL1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003DBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003DBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95003DBS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003DBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003DBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95003DBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003DBT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003DBY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	9500D3BZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003DCA4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95003DCC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003DCD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003DCE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003DCF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	2,612,183.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,425,496.26	Master Servicing Fee	4,225.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,119.10
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.07
ARD Interest	0.00	Operating Advisor Fee	1,191.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,425,496.26	Total Fees	12,341.19

Principal		Expenses/Reimbursements
Scheduled Principal	199,027.95	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	199,027.95	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,413,155.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	199,027.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,612,183.04
Total Funds Collected	2,624,524.21	Total Funds Distributed	2,624,524.23

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	748,022,877.05	748,022,877.05	Beginning Certificate Balance	748,022,876.47
(-) Scheduled Principal Collections	199,027.95	199,027.95	(-) Principal Distributions	199,027.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	747,823,849.10	747,823,849.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	748,031,829.62	748,031,829.62	Ending Certificate Balance	747,823,848.52
Ending Actual Collateral Balance	747,835,301.06	747,835,301.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	847,058.00	0.11%	116	4.3900	2.120000	1.75 or less	26	233,803,243.27	31.26%	114	4.3707	1.489788
1,000,001 to 2,000,000	1	2,000,000.00	0.27%	116	2.8500	5.820000	1.76 to 2.00	8	83,814,245.63	11.21%	113	3.7233	1.899734
2,000,001 to 3,000,000	3	6,709,099.00	0.90%	114	4.2946	1.913956	2.01 to 2.25	14	166,745,271.14	22.30%	107	3.8469	2.097634
3,000,001 to 4,000,000	8	27,003,885.53	3.61%	115	4.3202	1.603580	2.26 to 2.50	2	13,001,089.06	1.74%	81	5.4828	2.394609
4,000,001 to 5,000,000	7	33,488,984.16	4.48%	112	3.7957	2.113790	2.51 to 2.75	3	70,300,000.00	9.40%	116	3.2363	2.718492
5,000,001 to 6,000,000	7	39,199,524.19	5.24%	114	4.6480	1.971169	2.76 to 3.00	3	29,700,000.00	3.97%	115	3.2271	2.947138
6,000,001 to 7,000,000	5	31,905,217.26	4.27%	115	4.4201	1.726465	3.01 or greater	9	150,460,000.00	20.12%	103	2.9631	3.804361
7,000,001 to 8,000,000	5	37,753,686.99	5.05%	101	4.2305	1.995610	Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
8,000,001 to 10,000,000	5	44,181,328.24	5.91%	111	4.0301	2.075474
10,000,001 to 15,000,000	6	71,773,889.17	9.60%	116	3.5621	2.267068
15,000,001 to 20,000,000	7	133,776,010.61	17.89%	94	3.4116	2.906663
20,000,001 to 30,000,000	7	174,185,165.95	23.29%	114	3.6704	2.458889
30,000,001 to 50,000,000	2	85,000,000.00	11.37%	115	3.8549	1.843176
50,000,001 or greater	1	60,000,000.00	8.02%	116	3.2300	2.720000
Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	7	69,114,048.22	9.24%	112	3.6997	1.994861	Totals	107	747,823,849.10	100.00%	110	3.7654	2.326068
Arkansas	1	7,260,000.00	0.97%	116	3.0218	3.370000
									Property Type³
California	19	142,029,633.08	18.99%	114	3.6833	2.465908
Connecticut	1	11,000,000.00	1.47%	116	3.8500	1.620000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	27,319,087.62	3.65%	99	4.3427	1.825986		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	11,489,524.19	1.54%	114	5.8365	1.812494	Industrial	20	122,883,680.07	16.43%	116	3.2935	2.890016
Idaho	1	864,492.18	0.12%	55	2.9000	3.630000	Lodging	4	28,871,571.07	3.86%	95	5.1381	2.116871
Illinois	9	41,500,000.00	5.55%	114	4.0607	1.532771	Mixed Use	2	30,135,165.95	4.03%	116	4.6209	1.387964
Indiana	2	6,752,058.10	0.90%	116	4.2371	1.638771	Mobile Home Park	3	9,235,565.01	1.23%	115	4.4917	1.366616
Iowa	1	19,876,010.61	2.66%	56	3.3580	2.050000	Multi-Family	34	172,006,080.85	23.00%	115	4.0346	1.720430
Kansas	1	4,687,500.00	0.63%	114	3.8800	1.590000	Office	6	128,192,623.82	17.14%	111	3.0767	3.570790
Kentucky	1	6,000,000.00	0.80%	114	4.9900	1.420000	Other	2	16,684,842.64	2.23%	116	3.6531	1.991983
Louisiana	4	27,280,948.06	3.65%	108	3.4034	3.467872	Retail	27	212,829,528.65	28.46%	101	3.6841	2.248659
Michigan	1	847,058.00	0.11%	116	4.3900	2.120000	Self Storage	9	58,540,000.00	7.83%	115	4.1609	1.986314
Minnesota	1	3,350,000.00	0.45%	114	4.1500	2.010000	Totals	107	747,823,849.10	100.00%	110	3.7654	2.326068
New Jersey	2	7,186,641.01	0.96%	110	4.7007	1.883278
New York	21	175,443,842.64	23.46%	110	3.3340	2.943459
North Carolina	5	11,859,304.68	1.59%	115	4.3657	1.573988
North Dakota	1	22,750,000.00	3.04%	116	4.3400	2.010000
Ohio	4	34,265,104.96	4.58%	98	4.1538	2.045177
Pennsylvania	4	68,894,865.37	9.21%	115	3.2661	2.699693
South Carolina	2	8,331,512.20	1.11%	106	4.8751	2.001005
Tennessee	3	6,736,311.32	0.90%	95	3.0863	3.213066
Texas	6	28,975,179.17	3.87%	114	4.0285	2.012006
Virginia	3	35,565,936.65	4.76%	114	4.0012	1.874686

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	18	294,884,899.78	39.43%	105	3.1200	3.189195	12 months or less	61	706,485,489.21	94.47%	111	3.7631	2.309912
	3.501% to 3.750%	6	113,580,199.10	15.19%	113	3.6818	2.022650	13 months to 24 months	4	41,338,359.89	5.53%	99	3.8044	2.602190
	3.751% to 4.000%	9	121,611,500.00	16.26%	114	3.8992	1.744337	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	33,239,452.51	4.44%	114	4.0719	1.803917	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	65,245,114.31	8.72%	109	4.3836	1.749190	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	71,180,384.84	9.52%	112	4.6552	1.509441	Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
	4.751% to 5.000%	4	35,510,652.25	4.75%	115	4.9206	1.431773
	5.001% or greater	2	12,571,646.31	1.68%	115	6.0455	1.973195
	Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	47,337,575.48	6.33%	56	3.3139	2.780596	Interest Only	33	450,117,542.16	60.19%	111	3.4496	2.766810
	61 months or greater	62	700,486,273.62	93.67%	114	3.7959	2.295352	240 months or less	1	5,539,524.19	0.74%	114	7.0680	2.320000
	Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068	241 months to 300 months	1	3,321,859.00	0.44%	115	4.7400	1.400000
								301 months or greater	30	288,844,923.75	38.62%	109	4.1830	1.650012
								Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		64	739,823,849.10	98.93%	110	3.7639	2.338245				None
	12 months or less	1	8,000,000.00	1.07%	101	3.9000	1.200000
	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	747,823,849.10	100.00%	110	3.7654	2.326068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310957748	IN	Lansdale	PA	Actual/360	3.230%	166,883.33	0.00	0.00	N/A	07/11/31	--	60,000,000.00	60,000,000.00	11/11/21
1A	310958913	IN	Lansdale	PA	Actual/360	3.230%	13,906.94	0.00	0.00	N/A	07/11/31	--	5,000,000.00	5,000,000.00	11/11/21
2	324091008	OF	New York	NY	Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	11/06/21
2A	324091010	OF	New York	NY	Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	11/06/21
3	300572200	RT	Malibu	CA	Actual/360	3.750%	155,000.00	0.00	0.00	N/A	05/06/31	--	48,000,000.00	48,000,000.00	11/06/21
4	325100004	MF	DeKalb	IL	Actual/360	3.991%	127,157.69	0.00	0.00	N/A	07/06/31	--	37,000,000.00	37,000,000.00	11/06/21
5	610955554	OF	Torrance	CA	Actual/360	3.281%	76,848.31	0.00	0.00	N/A	06/11/31	--	27,200,000.00	27,200,000.00	11/11/21
6	325100006	RT	Phoenix	AZ	Actual/360	3.521%	80,650.46	0.00	0.00	N/A	12/06/30	--	26,600,000.00	26,600,000.00	11/01/21
7	325100007	IN	Various	CA	Actual/360	3.209%	53,616.48	0.00	0.00	N/A	06/06/31	--	19,400,000.00	19,400,000.00	11/06/21
7A	325100107	IN	Various	CA	Actual/360	3.209%	13,818.68	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	11/06/21
8	300572212	MU	Cleveland	OH	Actual/360	4.680%	97,377.96	28,100.36	0.00	N/A	07/01/31	--	24,163,266.31	24,135,165.95	11/01/21
9	28002410	MF	Bronx	NY	Actual/360	3.806%	76,035.42	0.00	0.00	N/A	07/06/31	--	23,200,000.00	23,200,000.00	11/06/21
10	300572224	MF	Minot	ND	Actual/360	4.340%	85,021.81	0.00	0.00	N/A	07/06/31	--	22,750,000.00	22,750,000.00	11/06/21
11	28002408	RT	Long Island City	NY	Actual/360	3.728%	65,167.51	0.00	0.00	N/A	07/06/31	--	20,300,000.00	20,300,000.00	10/06/21
12	325100012	RT	White Plains	NY	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	11/01/21
13	310958192	RT	Council Bluffs	IA	Actual/360	3.358%	57,562.38	30,668.77	0.00	N/A	07/11/26	--	19,906,679.38	19,876,010.61	11/11/21
14	310958074	Various Various		Various	Actual/360	2.900%	49,944.44	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	11/11/21
15	307331235	MF	Torrance	CA	Actual/360	3.890%	60,295.00	0.00	0.00	N/A	04/06/31	--	18,000,000.00	18,000,000.00	11/06/21
16	300572221	SS	Murrieta	CA	Actual/360	4.880%	69,336.67	0.00	0.00	N/A	07/06/31	--	16,500,000.00	16,500,000.00	11/06/21
17	325100017	IN	Elmwood	LA	Actual/360	2.850%	36,812.50	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	11/06/21
18	307331231	OF	Herndon	VA	Actual/360	4.020%	34,327.61	13,529.29	0.00	N/A	04/06/31	--	9,916,497.64	9,902,968.35	11/06/21
18A	307331232	OF	Herndon	VA	Actual/360	4.020%	17,163.80	6,764.65	0.00	N/A	04/06/31	--	4,958,248.81	4,951,484.16	11/06/21
19	310957666	RT	Tucson	AZ	Actual/360	3.408%	40,895.46	21,254.03	0.00	N/A	07/11/31	--	13,935,300.56	13,914,046.53	11/11/21
20	307331242	MF	Hartford	CT	Actual/360	3.850%	36,468.06	0.00	0.00	N/A	07/06/31	--	11,000,000.00	11,000,000.00	11/06/21
21	300572225	98	New York	NY	Actual/360	3.450%	31,642.20	16,107.44	0.00	N/A	07/06/31	--	10,650,950.08	10,634,842.64	11/06/21
22	28002404	MF	Charlottesville	VA	Actual/360	3.650%	33,473.54	0.00	0.00	N/A	07/06/31	--	10,650,000.00	10,650,000.00	11/06/21
23	300572209	MF	New York	NY	Actual/360	4.500%	40,978.12	0.00	0.00	N/A	06/06/31	--	10,575,000.00	10,575,000.00	10/06/21
24	310957499	SS	Various	Various	Actual/360	3.177%	24,621.75	0.00	0.00	N/A	05/11/31	--	9,000,000.00	9,000,000.00	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	300572086	LO	La Place	LA	Actual/360	4.550%	34,673.05	11,196.40	0.00	N/A	03/06/30	--	8,849,556.29	8,838,359.89	11/06/21
26	410957939	SS	Gilbert	AZ	Actual/360	3.869%	27,452.70	0.00	0.00	N/A	06/11/31	--	8,240,000.00	8,240,000.00	11/11/21
27	300572208	SS	Gainesville	FL	Actual/360	4.580%	32,339.89	0.00	0.00	N/A	06/06/31	--	8,200,000.00	8,200,000.00	11/06/21
28	28102372	MF	New York	NY	Actual/360	3.900%	26,866.67	0.00	0.00	N/A	04/06/30	--	8,000,000.00	8,000,000.00	11/06/21
29	300572218	RT	Houston	TX	Actual/360	4.700%	32,377.78	0.00	0.00	N/A	07/06/31	--	8,000,000.00	8,000,000.00	11/06/21
30	310957680	LO	Lady Lake	FL	Actual/360	4.306%	27,702.07	9,439.72	0.00	N/A	07/11/26	--	7,471,004.59	7,461,564.87	11/11/21
31	325100031	OF	North Little Rock	AR	Actual/360	3.022%	18,891.29	0.00	0.00	07/06/31	06/06/32	--	7,260,000.00	7,260,000.00	11/06/21
32	307331237	LO	Hilton Head	SC	Actual/360	5.240%	31,763.14	7,233.88	0.00	N/A	06/06/31	--	7,039,356.00	7,032,122.12	11/06/21
33	300572219	MF	Bronx	NY	Actual/360	3.820%	22,151.12	0.00	0.00	N/A	07/06/31	--	6,734,000.00	6,734,000.00	11/06/21
34	300572171	RT	Tucson	AZ	Actual/360	4.980%	28,076.90	7,272.70	0.00	N/A	03/06/31	--	6,547,274.39	6,540,001.69	11/06/21
35	300572222	IN	Boonton	NJ	Actual/360	4.900%	27,332.78	7,164.46	0.00	N/A	07/06/31	--	6,477,815.02	6,470,650.56	10/06/21
36	324921001	MH	Fort Worth	TX	Actual/360	4.380%	23,075.86	7,648.32	0.00	N/A	06/06/31	--	6,118,213.33	6,110,565.01	11/06/21
37	307331241	98	Deland	FL	Actual/360	4.010%	20,890.99	0.00	0.00	N/A	06/06/31	--	6,050,000.00	6,050,000.00	11/06/21
38	300572206	MU	Bronx	NY	Actual/360	4.383%	22,645.50	0.00	0.00	N/A	06/06/31	--	6,000,000.00	6,000,000.00	11/06/21
39	300572190	SS	Bowling Green	KY	Actual/360	4.990%	25,781.67	0.00	0.00	N/A	05/06/31	--	6,000,000.00	6,000,000.00	11/06/21
40	300572191	MF	Augusta	GA	Actual/360	4.690%	24,029.74	0.00	0.00	N/A	05/06/31	--	5,950,000.00	5,950,000.00	11/06/21
41	28002386	LO	Cumming	GA	Actual/360	7.068%	33,775.46	9,870.15	0.00	N/A	05/06/31	--	5,549,394.34	5,539,524.19	11/06/21
42	410957759	SS	Missouri City	TX	Actual/360	3.313%	15,120.16	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	11/11/21
43	410957773	SS	Arlington	TX	Actual/360	3.308%	15,097.34	0.00	0.00	N/A	06/11/31	--	5,300,000.00	5,300,000.00	11/11/21
44	307331233	RT	Newport News	VA	Actual/360	4.660%	20,505.29	0.00	0.00	N/A	04/06/31	--	5,110,000.00	5,110,000.00	11/06/21
45	307331240	RT	San Tan Valley	AZ	Actual/360	3.970%	16,238.40	0.00	0.00	N/A	06/06/31	--	4,750,000.00	4,750,000.00	11/06/21
46	300572188	MF	Wichita	KS	Actual/360	3.880%	15,661.46	0.00	0.00	N/A	05/06/31	--	4,687,500.00	4,687,500.00	11/06/21
47	300572193	RT	Goodyear	AZ	Actual/360	3.720%	14,735.33	0.00	0.00	N/A	05/06/31	--	4,600,000.00	4,600,000.00	11/06/21
48	28002340	RT	Chicago	IL	Actual/360	4.634%	17,956.75	0.00	0.00	N/A	01/06/30	--	4,500,000.00	4,500,000.00	10/06/21
49	300572196	RT	Harlingen	TX	Actual/360	4.240%	13,363.07	0.00	0.00	N/A	05/06/31	--	3,660,000.00	3,660,000.00	11/06/21
50	300572223	MF	Jacksonville	FL	Actual/360	4.430%	13,301.21	4,287.50	0.00	N/A	07/06/31	--	3,486,810.25	3,482,522.75	10/06/21
51	325100051	MF	Connersville	IN	Actual/360	3.750%	11,092.46	4,885.03	0.00	N/A	07/06/31	--	3,435,084.13	3,430,199.10	11/06/21
52	307331236	IN	Greensboro	NC	Actual/360	4.430%	13,024.72	5,024.65	0.00	N/A	05/06/31	--	3,414,329.33	3,409,304.68	11/06/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	300572199	RT	Cambridge	MN	Actual/360	4.150%	11,971.60	0.00	0.00	N/A	05/06/31	--	3,350,000.00	3,350,000.00	11/06/21
54	307331239	MF	Anderson	IN	Actual/360	4.740%	13,581.16	5,498.51	0.00	N/A	06/06/31	--	3,327,357.51	3,321,859.00	11/06/21
55	300572187	MF	Warsaw	NC	Actual/360	4.150%	11,524.90	0.00	0.00	N/A	05/06/31	--	3,225,000.00	3,225,000.00	11/06/21
56	300572215	MH	Various	NC	Actual/360	4.710%	12,674.48	0.00	0.00	N/A	07/06/31	--	3,125,000.00	3,125,000.00	11/06/21
57	300572214	OF	Plymouth Meeting	PA	Actual/360	4.420%	9,466.49	3,082.09	0.00	N/A	06/06/31	--	2,487,181.09	2,484,099.00	11/06/21
58	307331238	RT	Tampa	FL	Actual/360	4.360%	7,978.19	0.00	0.00	N/A	05/06/31	--	2,125,000.00	2,125,000.00	11/06/21
59	300572204	RT	Mars Hill	NC	Actual/360	4.080%	7,378.00	0.00	0.00	N/A	05/06/31	--	2,100,000.00	2,100,000.00	11/06/21
60	325100060	IN	Elmwood	LA	Actual/360	2.850%	4,908.33	0.00	0.00	N/A	07/06/31	--	2,000,000.00	2,000,000.00	11/06/21
61	28002409	RT	Saginaw	MI	Actual/360	4.390%	3,202.11	0.00	0.00	07/06/31	06/06/35	--	847,058.00	847,058.00	11/06/21
Totals							2,425,496.26	199,027.95	0.00				748,022,877.05	747,823,849.10
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	65,080.11	65,080.11	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	40,932.60	40,932.60	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	560,428.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	15,532.63	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	34,469.35	34,469.35	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,864.50	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	17,937.37	17,937.37	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,480.05	0.00
50	0.00	0.00	--	--	--	0.00	0.00	17,573.70	17,573.70	15,078.32	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	168.59	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,727.53	0.00
Totals	0.00	560,428.57				0.00	0.00	175,993.13	175,993.13	39,851.62	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.765403%	3.746243%	110
10/18/21	1	3,486,810.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.765534%	3.746374%	111
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.765680%	3.746521%	112
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.765809%	3.746651%	113
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	28002408	10/06/21	0	B	65,080.11	65,080.11	0.00		20,300,000.00
23	300572209	10/06/21	0	B	40,932.60	40,932.60	0.00		10,575,000.00
35	300572222	10/06/21	0	B	34,469.35	34,469.35	0.00		6,477,815.02
48	28002340	10/06/21	0	B	17,937.37	17,937.37	0.00		4,500,000.00
50	300572223	10/06/21	0	B	17,573.70	17,573.70	15,078.32		3,486,810.25
Totals					175,993.13	175,993.13	15,078.32		45,339,625.27
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		47,337,575	47,337,575		0	0
> 60 Months		700,486,274	700,486,274		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	747,823,849	747,823,849	0	0	0	0
Oct-21	748,022,877	744,536,067	3,486,810	0	0	0
Sep-21	748,238,744	748,238,744	0	0	0	0
Aug-21	748,436,254	748,436,254	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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